Financial assets - Disclosure of gross exposure by stages of impairment (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	€ 1,242,895	€ 1,166,249
Other assets | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	1,146,590	1,066,969
Other assets | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	63,806	67,712
Impaired assets | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	32,499	31,568
Financial assets at fair value through other comprehensive income
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	89,889	105,607
Financial assets at fair value through other comprehensive income | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	82,674	97,932
Financial assets at fair value through other comprehensive income | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	7,215	7,675
Financial assets at fair value through other comprehensive income | Central Banks
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at fair value through other comprehensive income | Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at fair value through other comprehensive income | Customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	7,215	7,675
Financial assets at fair value through other comprehensive income | Other assets | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	89,724	105,458
Financial assets at fair value through other comprehensive income | Other assets | Next 12 months | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	82,667	97,924
Financial assets at fair value through other comprehensive income | Other assets | Next 12 months | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	7,057	7,534
Financial assets at fair value through other comprehensive income | Other assets | Next 12 months | Central Banks
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at fair value through other comprehensive income | Other assets | Next 12 months | Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at fair value through other comprehensive income | Other assets | Next 12 months | Customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	7,057	7,534
Financial assets at fair value through other comprehensive income | Other assets | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	89	72
Financial assets at fair value through other comprehensive income | Other assets | Lifetime expected credit losses | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	1	2
Financial assets at fair value through other comprehensive income | Other assets | Lifetime expected credit losses | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	88	70
Financial assets at fair value through other comprehensive income | Other assets | Lifetime expected credit losses | Central Banks
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at fair value through other comprehensive income | Other assets | Lifetime expected credit losses | Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at fair value through other comprehensive income | Other assets | Lifetime expected credit losses | Customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	88	70
Financial assets at fair value through other comprehensive income | Impaired assets | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	76	77
Financial assets at fair value through other comprehensive income | Impaired assets | Lifetime expected credit losses | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	6	6
Financial assets at fair value through other comprehensive income | Impaired assets | Lifetime expected credit losses | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	70	71
Financial assets at fair value through other comprehensive income | Impaired assets | Lifetime expected credit losses | Central Banks
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at fair value through other comprehensive income | Impaired assets | Lifetime expected credit losses | Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at fair value through other comprehensive income | Impaired assets | Lifetime expected credit losses | Customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	70	71
Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	1,153,006	1,060,642
Financial assets at amortised cost | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	57,744	35,913
Financial assets at amortised cost | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	1,095,262	1,024,729
Financial assets at amortised cost | Central Banks
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	15,760	15,657
Financial assets at amortised cost | Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	48,747	39,176
Financial assets at amortised cost | Customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	1,030,755	969,896
Financial assets at amortised cost | Other assets | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	1,056,866	961,511
Financial assets at amortised cost | Other assets | Next 12 months | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	57,194	35,513
Financial assets at amortised cost | Other assets | Next 12 months | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	999,672	925,998
Financial assets at amortised cost | Other assets | Next 12 months | Central Banks
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	15,760	15,657
Financial assets at amortised cost | Other assets | Next 12 months | Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	48,746	39,175
Financial assets at amortised cost | Other assets | Next 12 months | Customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	935,166	871,166
Financial assets at amortised cost | Other assets | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	63,717	67,640
Financial assets at amortised cost | Other assets | Lifetime expected credit losses | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	157	126
Financial assets at amortised cost | Other assets | Lifetime expected credit losses | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	63,560	67,514
Financial assets at amortised cost | Other assets | Lifetime expected credit losses | Central Banks
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at amortised cost | Other assets | Lifetime expected credit losses | Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at amortised cost | Other assets | Lifetime expected credit losses | Customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	63,560	67,514
Financial assets at amortised cost | Impaired assets | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	32,423	31,491
Financial assets at amortised cost | Impaired assets | Lifetime expected credit losses | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	393	274
Financial assets at amortised cost | Impaired assets | Lifetime expected credit losses | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	32,030	31,217
Financial assets at amortised cost | Impaired assets | Lifetime expected credit losses | Central Banks
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at amortised cost | Impaired assets | Lifetime expected credit losses | Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	1	1
Financial assets at amortised cost | Impaired assets | Lifetime expected credit losses | Customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	€ 32,029	€ 31,216